SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business Combinations

A)     Business Combinations

In a business combination, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the fair value of identifiable assets acquired and liabilities assumed at the date of acquisition. Preliminary fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retroactive restatement of the impact of adjustments to those preliminary fair values effective as at the acquisition date. Acquisition related costs are expensed as incurred.

Purchase consideration may also include amounts payable if future events occur or conditions are met. Any such contingent consideration is measured at fair value and included in the purchase consideration at the acquisition date. Subsequent changes to the estimated fair value of contingent consideration are recorded through the consolidated statements of income and comprehensive income, unless the preliminary fair value of contingent consideration as at the acquisition date is finalized before the twelve month measurement period in which case the adjustment is allocated to the identifiable assets acquired and liabilities assumed retrospectively to the acquisition date.

Where the cost of the acquisition exceeds the fair values of the identifiable net assets acquired, the difference is recorded as goodwill. A gain is recorded through the consolidated statements of income and comprehensive income if the cost of the acquisition is less than the fair values of the identifiable net assets acquired.

Non-controlling interests represent the fair value of net assets in subsidiaries that are not held by the Company as at the date of acquisition. Non-controlling interests are presented in the equity section of the consolidated balance sheets.

In a business combination achieved in stages, the Company remeasures any previously held equity interest at its acquisition date fair value and recognizes any gain or loss in the consolidated statements of income and comprehensive income.

Non-current Assets and Disposal Groups Held For Sale and Discontinued Operations

B)     Non-current Assets and Disposal Groups Held For Sale and Discontinued Operations

The Company classifies a non-current asset or disposal group as held for sale if it is highly probable that they will be sold in their current condition within one year from the date of classification. Assets and disposal groups that meet the criteria to be classified as an asset held for sale are measured at the lower of carrying amount and fair value less costs to dispose and the Company stops amortizing such assets from the date they are classified as held for sale. Assets and disposal groups that meet the criteria to be classified as held for sale are presented separately in the consolidated balance sheets.

If the carrying amount of the asset prior to being classified as held for sale is greater than the fair value less costs to dispose, the Company recognizes an impairment loss. Any subsequent change in the measurement amount of items classified as held for sale is recognized as a gain, to the extent of any cumulative impairment charges previously recognized to the related asset or disposal group, or as a further impairment loss.

A discontinued operation is a component of the Company that can be clearly distinguished from the rest of the entity, both operationally and for financial reporting purposes, that has been disposed of or is classified as held for sale and represents: a) a separate significant line of business or geographical area of operations; b) a part of a single co-ordinated plan to dispose of an area of operations; or c) a subsidiary acquired exclusively for resale. The results of the disposal groups or regions which are discontinued operations are presented separately in the consolidated statements of income and comprehensive income.

Foreign Currency Translation

C)     Foreign Currency Translation

The functional currency of the Company, for each subsidiary and for joint arrangements, is the currency of the primary economic environment in which it operates. The functional currency of all of the Company's operations is the US dollar.

Once the Company determines the functional currency of an entity, it is not changed unless there is a significant change in the relevant underlying transactions, events and circumstances. Any change in an entity's functional currency is accounted for prospectively from the date of the change, and the consolidated balance sheets are translated using the exchange rate at that date.

At the end of each reporting period, the Company translates foreign currency balances as follows:

•       Monetary items are translated at the closing rate in effect at the consolidated balance sheet date;

•       Non-monetary items that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Items measured at fair value are translated at the exchange rate in effect at the date the fair value was measured; and

•       Revenue and expense items are translated using the average exchange rate during the period.

Cash and Cash Equivalents

D)     Cash and Cash Equivalents

The Company's cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. The Company places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

Short-term Investments

E)     Short-term Investments

The Company's short-term investments include financial instruments with remaining maturities of greater than three months but less than one year at the date of purchase. Short-term investments are designated as held to maturity for accounting purposes and are carried at amortized cost, which approximates market value given the short-term nature of these investments.

Inventories

F)     Inventories

Inventories consist of ore stockpiles, concentrates, dore bars and supplies. Inventories are carried at the lower of cost and net realizable value ("NRV"). Cost is determined using the weighted average basis and includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Cost of inventories includes direct costs of materials and labour related directly to mining and processing activities, including production phase stripping costs, amortization of property, plant and mine development directly involved in the related mining and production process, amortization of any stripping costs previously capitalized and directly attributable overhead costs. When interruptions to production occur, an adjustment is made to the costs included in inventories, such that they reflect normal capacity. Abnormal costs are expensed in the period they are incurred.

The current portion of ore stockpiles, ore in leach pads and inventories is determined based on the expected amounts to be processed within the next twelve months. Ore stockpiles, ore on leach pads and inventories not expected to be processed or used within the next twelve months are classified as long-term.

NRV is estimated by calculating the net selling price less costs to be incurred in converting the relevant inventories to saleable product and delivering it to a customer. Costs to complete are based on management's best estimate as at the consolidated balance sheet date. An NRV impairment may be reversed in a subsequent period if the circumstances that triggered the impairment no longer exist.

Financial Instruments

G)     Financial Instruments

The Company's financial assets and liabilities (financial instruments) include cash and cash equivalents, short-term investments, restricted cash, trade receivables, available-for-sale securities, accounts payable and accrued liabilities, long-term debt and derivative financial instruments. All financial instruments are recorded at fair value at recognition. Subsequent to initial recognition, financial instruments classified as trade receivables, accounts payable and accrued liabilities and long-term debt are measured at amortized cost using the effective interest method. Other financial assets and liabilities are recorded at fair value through the consolidated statements of income and comprehensive income.

Available-for-sale Securities

The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry recorded using trade date accounting. Investments are designated as available-for-sale based on the criteria that the Company does not hold these for trading purposes. The cost basis of available-for-sale securities is determined using the average cost method and they are carried at fair value. Unrealized gains and losses recorded to measure available-for-sale securities at fair value are recognized in other comprehensive income.

In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be significant or prolonged, an impairment charge is recorded in the consolidated statements of income and comprehensive income. The Company assesses whether a decline in value is considered to be significant or prolonged by considering available evidence, including changes in general market conditions, specific industry and investee data, the length of time and the extent to which the fair value has been less than cost and the financial condition of the investee.

Derivative Instruments and Hedge Accounting

The Company uses derivative financial instruments (primarily option and forward contracts) to manage exposure to fluctuations in by-product metal prices, interest rates and foreign currency exchange rates and may use such means to manage exposure to certain input costs. The Company does not hold financial instruments or derivative financial instruments for trading purposes.

The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in the consolidated statements of income and comprehensive income or in equity as a component of accumulated other comprehensive income, depending on the nature of the derivative financial instrument and whether it qualifies for hedge accounting. Financial instruments designated as hedges are tested for effectiveness at each reporting period. Realized gains and losses on those contracts that are proven to be effective are reported as a component of the related transaction.

Goodwill

H)     Goodwill

Goodwill is recognized in a business combination if the cost of the acquisition exceeds the fair values of the identifiable net assets acquired. Goodwill is then allocated to the cash generating unit ("CGU") or group of CGUs that are expected to benefit from the synergies of the combination. A CGU is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets.

The Company performs goodwill impairment tests on an annual basis as at December 31 each year. In addition, the Company assesses for indicators of impairment at each reporting period end and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. If the carrying value of the CGU or group of CGUs to which goodwill is assigned exceeds its recoverable amount, an impairment loss is recognized. Goodwill impairment losses are not reversed.

The recoverable amount of a CGU or group of CGUs is measured as the higher of value in use and fair value less costs of disposal.

Mining Properties and Equipment and Mine Development Costs

I)     Mining Properties, Plant and Equipment and Mine Development Costs

During the year ended December 31, 2017, the Company made a voluntary change to its accounting policy on Mining Properties, Plant and Equipment and Mine Development Costs, which is set out below.

The Company's previous accounting policy was to use proven and probable reserves as the denominator for calculating depreciation when using the units-of-production method. The Company has updated its policy to also include the mineral resources included in the current life of mine plan as the denominator for calculating depreciation when using the units-of-production method as the Company believes it is probable that mineral resources included in a current life of mine plan will be economically extracted. The Company believes this information is more useful to financial statement users by better representing management's best estimate of the remaining useful life of the corresponding assets and, consequently, the revised treatment results in more reliable and relevant information. The change in accounting policy has been adopted retrospectively in accordance with IAS 8 and there was no impact on previously disclosed financial information.

Mining properties, plant and equipment and mine development costs are recorded at cost, less accumulated amortization and accumulated impairment losses.

Mining Properties

The cost of mining properties includes the fair value attributable to proven and probable mineral reserves and mineral resources acquired in a business combination or asset acquisition, underground mine development costs, deferred stripping, capitalized exploration and evaluation costs and capitalized borrowing costs.

Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when commercial production commences, using the units-of-production method, based on estimated proven and probable mineral reserves and the mineral resources included in the current life of mine plan. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value. Cost components of a specific project that are included in the capital cost of the asset include salaries and wages directly attributable to the project, supplies and materials used in the project, and incremental overhead costs that can be directly attributable to the project.

Assets under construction are not amortized until the end of the construction period or once commercial production is achieved. Upon achieving the production stage, the capitalized construction costs are transferred to the appropriate category of plant and equipment.

Plant and Equipment

Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. The cost of an item of plant and equipment includes: its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and the estimate of the costs of dismantling and removing the item and restoring the site on which it is located other than costs that arise as a consequence of having used the item to produce inventories during the period.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income and comprehensive income when the asset is derecognized.

Amortization of an asset begins when the asset is in the location and condition necessary for it to operate in the manner intended by management. Amortization ceases at the earlier of the date the asset is classified as held for sale or the date the asset is derecognized. Assets under construction are not amortized until the end of the construction period or once commercial production is achieved. Amortization is charged according to either the units-of-production method or on a straight-line basis, according to the pattern in which the asset's future economic benefits are expected to be consumed. The amortization method applied to an asset is reviewed at least annually.

Useful lives of property, plant and equipment are based on the lesser of the estimated mine lives as determined by proven and probable mineral reserves and the mineral resources included in the current life of mine plan and the estimated useful life of the asset. Remaining mine lives at December 31, 2017 range from 1 to 17 years.

The following table sets out the useful lives of certain assets:

Useful Life

Building	5 to 30 years
Leasehold Improvements	15 years
Software and IT Equipment	1 to 10 years
Furniture and Office Equipment	3 to 5 years
Machinery and Equipment	1 to 26 years

Mine Development Costs

Mine development costs incurred after the commencement of commercial production are capitalized when they are expected to have a future economic benefit. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors which enables the Company to extract ore underground.

The Company records amortization on underground mine development costs on a units-of-production basis based on the estimated tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan of the identified component of the ore body. The units-of-production method defines the denominator as the total tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan.

Deferred Stripping

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

During the development stage of the mine, stripping costs are capitalized as part of the cost of building, developing and constructing the mine and are amortized once the mine has entered the production stage.

During the production stage of a mine, stripping costs are recorded as a part of the cost of inventories unless these costs are expected to provide a future economic benefit and, in such cases, are capitalized to property, plant and mine development.

Production stage stripping costs provide a future economic benefit when:

•       It is probable that the future economic benefit (e.g., improved access to the ore body) associated with the stripping activity will flow to the Company;

•       The Company can identify the component of the ore body for which access has been improved; and

•       The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized production stage stripping costs are amortized over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping activity.

Borrowing Costs

Borrowing costs are capitalized to qualifying assets. Qualifying assets are assets that take a substantial period of time to prepare for the Company's intended use, which includes projects that are in the exploration and evaluation, development or construction stages.

Borrowing costs attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets until such time as the assets are substantially ready for their intended use. All other borrowing costs are recognized as finance costs in the period in which they are incurred. Where the funds used to finance a qualifying asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the relevant borrowings during the period.

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, including whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets or whether the arrangement conveys a right to use the asset.

Leasing arrangements that transfer substantially all the risks and rewards of ownership of the asset to the Company are classified as finance leases. Finance leases are recorded as an asset with a corresponding liability at an amount equal to the lower of the fair value of the leased assets and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance costs using the effective interest rate method, whereby a constant rate of interest expense is recognized on the balance of the liability outstanding. The interest element of the lease is charged to the consolidated statements of income and comprehensive income as a finance cost. An asset leased under a finance lease is amortized over the shorter of the lease term and its useful life.

All other leases are recognized as operating leases. Operating lease payments are recognized as an operating expense in the consolidated statements of income and comprehensive income on a straight-line basis over the lease term.

Development Stage Expenditures

J)     Development Stage Expenditures

Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting and storing the minerals. The development stage of a mine commences when the technical feasibility and commercial viability of extracting the mineral resource has been determined. Costs that are directly attributable to mine development are capitalized as property, plant and mine development to the extent that they are necessary to bring the property to commercial production.

Abnormal costs are expensed as incurred. Indirect costs are included only if they can be directly attributed to the area of interest. General and administrative costs are capitalized as part of the development expenditures when the costs are directly attributed to a specific mining development project.

Commercial Production

A mine construction project is considered to have entered the production stage when the mine construction assets are available for use. In determining whether mine construction assets are considered available for use, the criteria considered include, but are not limited to, the following:

•       Completion of a reasonable period of testing mine plant and equipment;

•       Ability to produce minerals in saleable form (within specifications); and

•       Ability to sustain ongoing production of minerals.

When a mine construction project moves into the production stage, amortization commences, the capitalization of certain mine construction costs ceases and expenditures are either capitalized to inventories or expensed as incurred. Exceptions include costs incurred for additions or improvements to property, plant and mine development and open-pit stripping activities.

Impairment of Long-lived Assets

K)     Impairment of Long-lived Assets

At the end of each reporting period the Company assesses whether there is any indication that long-lived assets may be impaired. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. If it is not possible to estimate the recoverable amount of the individual asset, assets are grouped at the CGU level for the purpose of assessing the recoverable amount. An impairment loss is recognized for any excess of the carrying amount of the CGU over its recoverable amount. The impairment loss related to a CGU is first allocated to goodwill and the remaining loss is allocated on a pro-rata basis to the remaining long-lived assets of the CGU based on their carrying amounts.

Any impairment charge that is taken on a long-lived asset except goodwill is reversed if there are subsequent changes in the estimates or significant assumptions that were used to recognize the impairment loss that result in an increase in the recoverable amount of the CGU. If an indicator of impairment reversal has been identified, a recovery should be recognized to the extent the recoverable amount of the asset exceeds its carrying amount. The amount of the reversal is limited to the difference between the current carrying amount and the amount which would have been the carrying amount had the earlier impairment not been recognized and amortization of that carrying amount had continued. Impairments and subsequent reversals are recorded in the consolidated statements of income and comprehensive income in the period in which they occur.

Debt

L)     Debt

Debt is initially recorded at fair value, net of financing costs incurred. Debt is subsequently measured at amortized cost. Any difference between the amounts received and the redemption value of the debt is recognized in the consolidated statements of income and comprehensive income over the period to maturity using the effective interest rate method.

Reclamation Provisions

M)     Reclamation Provisions

Asset retirement obligations ("AROs") arise from the acquisition, development and construction of mining properties and plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure and rehabilitation, demolition of buildings and mine facilities, ongoing water treatment and ongoing care and maintenance of closed mines. The Company recognizes an ARO at the time the environmental disturbance occurs or a constructive obligation is determined to exist based on the Company's best estimate of the timing and amount of expected cash flows expected to be incurred. When the ARO provision is recognized, the corresponding cost is capitalized to the related item of property, plant and mine development. Reclamation provisions that result from disturbance in the land to extract ore in the current period is included in the cost of inventories.

The timing of the actual environmental remediation expenditures is dependent on a number of factors such as the life and nature of the asset, the operating licence conditions and the environment in which the mine operates. Reclamation provisions are measured at the expected value of future cash flows discounted to their present value using a risk-free interest rate. AROs are adjusted each period to reflect the passage of time (accretion). Accretion expense is recorded in finance costs each period. Upon settlement of an ARO, the Company records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains or losses are recorded in the consolidated statements of income and comprehensive income.

Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are the construction of new processing facilities, changes in the quantities of material in mineral reserves and mineral resources and a corresponding change in the life of mine plan, changing ore characteristics that impact required environmental protection measures and related costs, changes in water quality that impact the extent of water treatment required and changes in laws and regulations governing the protection of the environment.

Each reporting period, provisions for AROs are remeasured to reflect any changes to significant assumptions, including the amount and timing of expected cash flows and risk-free interest rates. Changes to the reclamation provision resulting from changes in estimate are added to or deducted from the cost of the related asset, except where the reduction of the reclamation provision exceeds the carrying value of the related assets in which case the asset is reduced to nil and the remaining adjustment is recognized in the consolidated statements of income and comprehensive income.

Environmental remediation liabilities ("ERLs") are differentiated from AROs in that ERLs do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal or constructive obligation to treat environmental contamination resulting from the acquisition, construction or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with ERLs arising from past acts. ERLs are measured by discounting the expected related cash flows using a risk-free interest rate. The Company prepares estimates of the timing and amount of expected cash flows when an ERL is incurred. Each reporting period, the Company assesses cost estimates and other assumptions used in the valuation of ERLs to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the value of the ERL. Any change in the value of ERLs results in a corresponding charge or credit to the consolidated statements of income and comprehensive income. Upon settlement of an ERL, the Company records a gain or loss if the actual cost differs from the carrying amount of the ERL in the consolidated statements of income and comprehensive income.

Post-employment Benefits

N)     Post-employment Benefits

In Canada, the Company maintains a defined contribution plan covering all of its employees (the "Basic Plan"). The Basic Plan is funded by Company contributions based on a percentage of income for services rendered by employees. In addition, the Company has a supplemental plan for designated executives at the level of Vice-President or above (the "Supplemental Plan"). Under the Supplemental Plan, an additional 10.0% of the designated executives' income is contributed by the Company.

The Company provides a defined benefit retirement program (the "Retirement Program") for certain eligible employees that provides a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. An eligible employee is entitled to a benefit if they have completed more than 10 years as a permanent employee and have attained a minimum age of 55. The Retirement Program is not funded.

The Company also provides a non-registered supplementary executive retirement defined benefit plan for certain current and former senior officers (the "Executives Plan"). The Executives Plan benefits are generally based on the employee's years of service and level of compensation. Pension expense related to the Executives Plan is the net of the cost of benefits provided (including the cost of any benefits provided for past service), the net interest cost on the net defined liability/asset, and the effects of settlements and curtailments related to special events. Pension fund assets are measured at their current fair values. The costs of pension plan improvements are recognized immediately in expense when they occur. Remeasurements of the net defined benefit liability are recognized immediately in other comprehensive income (loss) and are subsequently transferred to retained earnings.

Defined Contribution Plan

The Company recognizes the contributions payable to a defined contribution plan in exchange for services rendered by employees as an expense, unless another policy requires or permits the inclusion of the contribution in the cost of an asset. After deducting contributions already paid, a liability is recorded throughout each period to reflect unpaid but earned contributions. If the contribution paid exceeds the contribution due for the service before the end of the reporting period, the Company recognizes that excess as an asset to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

Defined Benefit Plan

Plan assets are measured at their fair value at the consolidated balance sheet date and are deducted from the present value of plan liabilities to arrive at a net defined benefit liability/asset. The defined benefit obligation reflects the expected future payments required to settle the obligation resulting from employee service in the current and prior periods.

Current service cost represents the actuarially calculated present value of the benefits earned by the active employees in each period and reflects the economic cost for each period based on current market conditions. The current service cost is based on the most recent actuarial valuation. The net interest on the net defined benefit liability/asset is the change during the period in the defined benefit liability/asset that arises from the passage of time.

Past service cost represents the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment. Past service costs from plan amendments that increase or decrease vested or unvested benefits are recognized immediately in net income at the earlier of when the related plan amendment occurs or when the entity recognizes related restructuring costs or termination benefits.

Gains or losses on plan settlements are measured as the difference in the present value of the defined benefit obligation and settlement price. This results in a gain or loss being recognized when the benefit obligation settles. Actuarial gains and losses are recorded on the consolidated balance sheets as part of the benefit plan's funded status. Gains and losses are recognized immediately in other comprehensive income and are subsequently transferred to retained earnings and are not subsequently recognized in net income.

Contingent Liabilities and Other Provisions

O)     Contingent Liabilities and Other Provisions

Provisions are recognized when a present obligation exists (legal or constructive), as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the expenditure required to settle the obligation at the consolidated balance sheet date, measured using the expected cash flows discounted for the time value of money. The increase in provision (accretion) due to the passage of time is recognized as a finance cost in the consolidated statements of income and comprehensive income.

Contingent liabilities are possible obligations whose existence will be confirmed only on the occurrence or non-occurrence of uncertain future events outside the entity's control, or present obligations that are not recognized because it is not probable that an outflow of economic benefits would be required to settle the obligation or the amount cannot be measured reliably. Contingent liabilities are not recognized but are disclosed and described in the notes to the consolidated financial statements, including an estimate of their potential financial effect and uncertainties relating to the amount or timing of any outflow, unless the possibility of settlement is remote. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, with assistance from its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Stock-based Compensation

P)     Stock-based Compensation

The Company offers equity-settled awards (the employee stock option plan, incentive share purchase plan, restricted share unit plan and performance share unit plan) to certain employees, officers and directors of the Company.

Employee Stock Option Plan ("ESOP")

The Company's ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of income and comprehensive income or in the consolidated balance sheets if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

Fair value is determined using the Black-Scholes option valuation model, which requires the Company to estimate the expected volatility of the Company's share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The cost is recorded over the vesting period of the award to the same expense category of the award recipient's payroll costs and the corresponding entry is recorded in equity. Equity-settled awards are not remeasured subsequent to the initial grant date. The dilutive impact of stock option grants is factored into the Company's reported diluted net income per share. The stock option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

Incentive Share Purchase Plan ("ISPP")

Under the ISPP, directors (excluding non-executive directors), officers and employees (the "Participants") of the Company may contribute up to 10.0% of their basic annual salaries and the Company contributes an amount equal to 50.0% of each Participant's contribution. All common shares subscribed for under the ISPP are issued by the Company.

The Company records an expense equal to its cash contribution to the ISPP. No forfeiture rate is applied to the amounts accrued. Where an employee leaves prior to the vesting date, any accrual for contributions by the Company during the vesting period related to that employee is reversed.

Restricted Share Unit ("RSU") Plan

The RSU plan is open to directors and certain employees, including senior executives, of the Company. Common shares are purchased and held in a trust until they have vested. The cost is recorded over the vesting period of the award to the same expense category as the award recipient's payroll costs. The cost of the RSUs is recorded within equity until settled. Equity-settled awards are not remeasured subsequent to the initial grant date.

Performance Share Unit ("PSU") Plan

The PSU plan is open to senior executives of the Company. Common shares are purchased and held in a trust until they have vested. PSUs are subject to vesting requirements based on specific performance measurements by the Company. The fair value for the portion of the PSUs related to market conditions is based on the application of pricing models at the grant date and the fair value for the portion related to non-market conditions is based on the market value of the shares at the grant date. Compensation expense is based on the current best estimate of the outcome for the specific performance measurement established by the Company and is recognized over the vesting period based on the number of units estimated to vest. The cost of the PSUs is recorded within equity until settled. Equity-settled awards are not remeasured subsequent to the initial grant date.

Revenue Recognition

Q)     Revenue Recognition

Revenue from mining operations consists of gold revenues, net of smelting, refining, transportation and other marketing charges. Revenues from by-product metal sales are shown net of smelter charges as part of revenues from mining operations.

Revenue from the sale of gold and silver is recognized when the following conditions have been met:

•       The Company has transferred to the buyer the significant risks and rewards of ownership;

•       The Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•       The amount of revenue can be measured reliably;

•       It is probable that the economic benefits associated with the transaction will flow to the Company; and

•       The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue from gold and silver in the form of dore bars and gold contained in copper concentrate is recorded when the refined gold or silver is sold and delivered to the customer. Generally, all of the gold and silver in the form of dore bars recovered in the Company's milling process is sold in the period in which it is produced.

Under the terms of the Company's concentrate sales contracts with third-party smelters, final prices for the metals contained in the concentrate are determined based on the prevailing spot market metal prices on a specified future date, which is established as of the date the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when the risks and rewards of ownership of the concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

Exploration and Evaluation Expenditures

R)     Exploration and Evaluation Expenditures

Exploration and evaluation expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are expensed as incurred unless it can be demonstrated that the project will generate future economic benefit. When it is determined that a project can generate future economic benefit the costs are capitalized in the property, plant and mine development line item of the consolidated balance sheets.

The exploration and evaluation phase ends when the technical feasibility and commercial viability of extracting the mineral is demonstrable.

Net Income Per Share

S)     Net Income Per Share

Basic net income per share is calculated by dividing net income for a given period by the weighted average number of common shares outstanding during that same period. Diluted net income per share reflects the potential dilution that could occur if holders with rights to convert instruments to common shares exercise these rights. The weighted average number of common shares used to determine diluted net income per share includes an adjustment, using the treasury stock method, for stock options outstanding. Under the treasury stock method:

•       The exercise of options is assumed to occur at the beginning of the period (or date of issuance, if later);

•       The proceeds from the exercise of options plus the future period compensation expense on options granted are assumed to be used to purchase common shares at the average market price during the period; and

•       The incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income per share calculation.

Income Taxes

T)     Income Taxes

Current and deferred tax expenses are recognized in the consolidated statements of income and comprehensive income except to the extent that they relate to a business combination, or to items recognized directly in equity or in other comprehensive income (loss).

Current tax expense is based on substantively enacted statutory tax rates and laws at the consolidated balance sheet date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the tax basis of such assets and liabilities measured using tax rates and laws that are substantively enacted at the consolidated balance sheet date and effective for the reporting period when the temporary differences are expected to reverse.

Deferred taxes are not recognized in the following circumstances:

•       Where a deferred tax liability arises from the initial recognition of goodwill;

•       Where a deferred tax asset or liability arises on the initial recognition of an asset or liability in a transaction which is not a business combination and, at the time of the transaction, affects neither net income nor taxable profits; and

•       For temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that the Company can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses and tax credits carried forward and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized except as noted above. At each reporting period, previously unrecognized deferred tax assets are reassessed to determine whether it has become probable that future taxable profits will allow the deferred tax assets to be recovered.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2016, the IASB amended IAS 7 Statement of Cash Flows. The amendments require entities to provide disclosure that enables users of financial statements to evaluate changes in liabilities arising from financing activities. The amendments are effective for annual periods beginning on or after January 1, 2017. The Company has adopted the amendments effective January 1, 2017 and has included the additional disclosure in the consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

IFRS 15 – Revenue from Contracts with Customers

In May 2014, IFRS 15 – Revenue from Contracts with Customers ("IFRS 15") was issued which establishes a five-step model to account for revenue arising from contracts with customers. The standard sets out the principles required to report useful information to financial statement users about the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a modified retrospective application or a full retrospective application is required for annual periods beginning on or after January 1, 2018. The Company will adopt the new standard beginning January 1, 2018 using the modified retrospective approach.

The Company reviewed its sales contracts and applied the five-step model established in IFRS 15 to assess the implications of adopting the new standard on existing contracts. Based on the work completed to date, the Company has not identified any material changes in either the timing or measurement of revenue recognition under IFRS 15. The Company has concluded that the point of transfer of risks and rewards for its metals under IAS 18 – Revenue and the point of transfer of control under IFRS 15 occur at the same time.

Provisionally priced sales

For sales of metal in concentrate, control of the concentrate generally passes to the customer at the time of delivery. Certain concentrate sales contracts contain provisional pricing. Under IFRS 15, the Company expects that revenue from provisionally priced sales will be measured on the date that control transfers based on a forward price for a specified future date. Subsequent changes in the measurement of receivables relating to provisionally priced concentrate sales will continue to be recorded as revenue and these amounts will be separately disclosed in the Company's revenue note disclosure. During the year ended December 31, 2017, revenue from provisional price adjustments was $3.0 million.

Other presentation and disclosure requirements

IFRS 15 contains presentation and disclosure requirements that are more detailed than the current standards. The presentation requirements represent a significant change from current practice and will increase the amount of disclosure required in the financial statements. Many of the disclosure requirements in IFRS 15 are completely new. During 2017, the Company has continued to consider the systems, internal controls, policies and procedures necessary to collect and disclose the required information.

The estimated impact of the adoption of IFRS 15 is based on the assessments undertaken by the Company to date.The actual impact of adopting this new standard at January 1, 2018 may be different should there be any changes in the Company's assessment of the impact of the adoption of IFRS 15 or interpretations of the new standard in the industry prior to the Company presenting its first consolidated financial statements that include the date of initial adoption.

IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments ("IFRS 9") that replaces IAS 39 – Financial Instruments: Recognition and Measurement ("IAS 39") and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company adopted IFRS 9 with an effective date of January 1, 2018 on a modified retrospective basis. The Company has completed its assessment of the impact of the IFRS 9 and a summary of these impacts is provided below.

Classification and measurement

The Company will apply the irrevocable election available under IFRS 9 to designate equity investments as financial assets at fair value through other comprehensive income. This election will be applied to all equity investments held upon adoption. As a result, changes in the fair value of equity investments will be recognized permanently in other comprehensive income with no reclassification to the profit or loss even upon eventual disposition. On adoption, all accumulated impairment losses on equity investments held on the date of adoption that had previously been recorded in profit or loss will be reclassified from deficit to accumulated other comprehensive income. This adjustment will be $44.1 million and will reduce the opening deficit.

The Company has determined that the classification of certain other financial assets will change to conform to the revised model for classifying financial assets; however, the Company expects there will be no impact on the recognition or measurement of the Company's other financial assets. There will be no significant impact on the classification and measurement of the Company's financial liabilities.

Impairment

The impairment requirements are based on a forward-looking expected credit loss model. The adoption of the expected credit loss model is not expected to have a significant impact on the Company's financial statements.

Hedge accounting

The Company has reassessed all of its existing hedging relationships that qualify for hedge accounting under IAS 39 and concluded that these will continue to qualify for hedge accounting under IFRS 9. The Company will not apply hedge accounting under IFRS 9 for any economic hedges that did not qualify for hedge accounting under IAS 39.

Upon adoption of IFRS 9, there will be a change in the presentation of the time value portion of changes in the value of an option that is a hedging item. Under IFRS 9, the time value component of options in designated hedging relationships will be recorded in other comprehensive income, rather than in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income. Amounts accumulated in other comprehensive income will be transferred to net income in the period when the forecasted transaction affects net income.

The Company will reflect the retrospective impact of the adoption of IFRS 9 due to the change in accounting for the time value of options as an adjustment to opening deficit on January 1, 2018. There will be a corresponding adjustment to accumulated other comprehensive income. This adjustment will be $3.1 million and will increase the opening deficit.

IFRS 16 – Leases

In January 2016, IFRS 16 – Leases was issued, which requires lessees to recognize assets and liabilities for most leases, as well as corresponding amortization and finance expense. Application of the standard is mandatory for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted. The Company plans to adopt the new standard beginning January 1, 2019.

The Company expects that the new standard will result in an increase in assets and liabilities, as well as a corresponding increase in amortization and finance expense. The Company also expects that cash flow from operating activities will increase under the new standard because lease payments for most leases will be recorded as cash outflows from financing activities in the statements of cash flows. The magnitude of these impacts of adopting the new standard have not yet been determined.

The Company has established an implementation plan to assess the accounting impacts of the new standard and the related impacts on internal controls over the remainder of 2018. The Company is currently conducting a review of its contracts with suppliers to assess the impact of the new standard and to collect data necessary for adoption of the new standard. The Company expects to report more detailed information, including the quantitative impact, if material, in its consolidated financial statements as the effective date approaches.

IFRIC 23 – Uncertainty Over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23 – Uncertainty over Income Tax Treatments ("IFRIC 23"). IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12 – Income Taxes when there is uncertainty over income tax treatments. More specifically, it will provide guidance in the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when uncertainty exists. IFRIC 23 is applicable for annual reporting periods beginning on or after January 1, 2019, but earlier application is permitted. The Company will determine the extent of the impact on the Company's current and deferred income tax balances as a result of the adoption of IFRIC 23 in the future.